Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Consolidated net income (loss)	$ (25,588)	$ 297	$ 66,921
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,596	21,355	26,133
Allowance for (reversal of) inventories		(526)	1,282
Provision for (reversal of) goods return		(402)	402
Provision for (reversal of) bad debts	(2,152)	2,158	45
(Gain) loss on disposal of property, plant and equipment	1,506	(3,096)	(810)
Gain on disposal of idle property, plant and equipment	(447)	(1,352)
Loss on disposal of other assets		366
Impairment loss on fixed assets and land use rights	19,136	34,955
Loss (gain) on derivative financial instruments		(580)	57
Share-based compensation expenses	309	1,536	547
Loss on liquidation of a subsidiary		235
Unrealized exchange (gain) loss	5,778	(2,087)	(648)
Decrease in deferred income taxes		4,498	5,460
Changes in current assets and liabilities:
(Increase) decrease in accounts receivable	73,031	82,633	(81,245)
(Increase) decrease in inventories	30,493	25,671	(25,064)
(Increase) decrease in prepaid expenses and other receivables	3,072	21,656	(10,030)
(Increase) decrease in income tax recoverable		169	(169)
Increase (decrease) in notes payable		(4,273)	4,005
Increase (decrease) in accounts payable	(95,303)	(92,137)	104,385
Increase (decrease) in accrued expenses and other payables	(21,781)	(8,891)	15,340
Increase (decrease) in income tax payable	(3,010)	(143)	3,160
Total adjustments	15,228	81,745	42,850
Net cash provided by (used in) operating activities	(10,360)	82,042	109,771
Cash flows from investing activities:
Purchase of property, plant and equipment and land use rights	(1,663)	(3,653)	(58,444)
Decrease (increase) in deposits for purchase of property, plant and equipment	(48)		4,543
(Payments for) cash received from derivative financial instruments		679	(156)
Proceeds from disposal of property, plant and equipment and other assets	22,672	9,752	264
Proceeds from disposal of idle property, plant and equipment	447	1,352
Cash received from finance lease receivable	3,566	3,228	1,864
(Increase) decrease in short term investments	116,270	(151,741)	(14,999)
Net cash (used in) provided by investing activities	141,244	(140,383)	(66,928)
Cash flows from financing activities:
Cash dividends paid	(3,581)	(27,093)	(12,545)
Proceeds from shares issued on exercise of options	89	2,598
Share repurchase program	(17,561)
Proceeds from (repayment of) Trust Receipt loans		(3,558)	3,558
Proceeds from (repayment of) bank loans	40,000	(4,824)	4,824
Net cash (used in) provided by financing activities	18,947	(32,877)	(4,163)
Net increase (decrease) in cash and cash equivalents	149,831	(91,218)	38,680
Cash and cash equivalents at beginning of year	68,707	157,838	118,510
Effect of exchange rate changes on cash and cash equivalents	(5,778)	2,087	648
Cash and cash equivalents at end of year	212,760	68,707	157,838
Supplemental schedule of cash flow information:
Interest paid	8	97	278
Income taxes paid	143	10,232	8,464
Non-cash investing activities:
Decrease in construction in progress funded through accrued expenses and other payables	$ (241)	$ (3,342)	$ (12,296)